Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENTS
Total expense recognized	€ 1,414	€ 1,075	€ 200
Own
SHARE-BASED PAYMENTS
Total expense recognized	239	307	€ 200
SMP
SHARE-BASED PAYMENTS
Total expense recognized	€ 1,175	€ 768